Segment disclosures	12 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment disclosures	Segment disclosures
The Company operates as one operating segment in the development, manufacturing, distribution and support of voice and data connectivity components for software-based communication applications. The majority of the Company’s assets are located in Canada and the United States of America (“USA”). The Company sells into two major geographic centers: USA and Others. The Company has determined that it has a single reportable segment as the Company’s decision makers review information on a consolidated basis.

Revenues for group of similar products and services can be summarized for the years ended June 30, 2025 and 2024 as follows:

	June 30,	June 30,
	2025	2024
	$	$
Products	41,592	45,146
Services	195,100	202,138
Total revenues	236,692	247,284

The sales in each of these geographic locations for the years ended June 30, 2025 and 2024 as follows:

	June 30,	June 30,
	2025	2024
	$	$
USA	224,101	231,540
Others	12,591	15,744
Total revenues	236,692	247,284

The non-current assets, in US dollars, in each of the geographic locations as at June 30, 2025, and June 30, 2024 are below:

	June 30,	June 30,
	2025	2024
	$	$
USA	299,041	338,079
Others	4,882	5,457
Total non-current assets	303,923	343,536
Non-current assets included in Others primarily consists of assets held in Canada.